UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 8/8/2005
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $131,646 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                       Title      CUSIP      Value      Shares       Invsmnt   Discret  Other    Voting Authority
                                   Of Class               (x1000)                   Sole     Shared   Mgrs    Sole  Shared  None

Avon Products Inc                     COM     054303102    2,435      64,321                                 64,321
BP Amoco                          SPONSORED A 055622104      268       4,297                                  4,297
Berkshire Hathaway In. CL B          CL B     084670207    2,344         842                                    842
Blackrock Inc-Cl A                   CL A     09247X101    5,340      66,382                                 66,382
Blackrock Limited Term Duration In  COM SHS   09249W101      598      32,590                                 32,590
Boeing                                COM     097023105      211       3,200                                  3,200
Bright Horizons Family Solutions      COM     109195107    3,044      74,750                                 74,750
Burlington Resources                  COM     122014103    1,343      24,309                                 24,309
CACI International Inc               CL A     127190304    1,695      26,841                                 26,841
Checkfree Corporation                 COM     162813109    2,595      76,180                                 76,180
ChevronTexaco Corp                    COM     166764100      212       3,787                                  3,787
Chicago Mercantile Exchange           CLA     167760107    4,513      15,273                                 15,273
Choicepoint                           COM     170388102    1,097      27,400                                 27,400
Clarcor Inc                           COM     179895107    1,433      48,984                                 48,984
Courier                               COM     222660102      669      17,416                                 17,416
Dentsply Intl Inc                     COM     249030107    5,014      92,843                                 92,843
Diagnostic Products Corp              COM     252450101    1,298      27,429                                 27,429
Dionex Corp                           COM     254546104      411       9,437                                  9,437
EMC Corp                              COM     268648102      204      14,850                                 14,850
Eaton Vance Float Rate Inc Trust      COM     278279104    1,300      74,600                                 74,600
Eaton Vance Limited Term Duration     COM     27828H105      505      27,835                                 27,835
Eaton Vance Senior Floating Rate F    COM     27828Q105      705      39,500                                 39,500
Encana Corp                           COM     292505104    4,096     103,469                                103,469
Engineered Support Sys                COM     292866100    1,030      28,737                                 28,737
Expeditors Intl Wash Inc.             COM     302130109    2,876      57,746                                 57,746
Exxon Mobil Corp                      COM     30231G102    3,661      63,698                                 63,698
FLIR Systems Inc                      COM     302445101    2,777      93,059                                 93,059
First Data Corp                       COM     319963104    1,031      25,684                                 25,684
Forward Air Corporation               COM     349853101    2,861     101,189                                101,189
Gabelli Dividend & Inc Trust          COM     36242H104      552      29,725                                 29,725
General Electric                      COM     369604103    1,083      31,268                                 31,268
Global Income Fund                    COM     37934Y108       43      10,100                                 10,100
Google Inc - CL A                    CL A     38259P508    4,219      14,343                                 14,343
GPC Biotech AG                    SPONSORED A 38386P108      165      15,236                                 15,236
Harris Corp                           COM     413875105    3,379     108,255                                108,255
Imperial Oil LTD                      COM     453038408    4,612      55,364                                 55,364
Intl. Emerging Mkt. I-Share       MSCI EMERG  464287234    6,114      85,393                                 85,393
I-Shares GS Top Corp Bonds ETF    GS CORP BD  464287242      327       2,920                                  2,920
Ishares MSCI EAFE Index Fund      MSCI EAFE I 464287465    2,995      57,175                                 57,175
Ishares Russell 3000 Index        RUSSELL 300 464287689      377       5,499                                  5,499
Kinder Morgan Inc                     COM     49455P101    3,284      39,477                                 39,477
Manulife Finl Corp                    COM    56501R106       239       5,000                                  5,000
Map Info Corporation                  COM     565105103      798      75,900                                 75,900
Moodys Corp.                          COM     615369105    2,171      48,288                                 48,288
Nortel Networks                       COM     656568102       31      11,748                                 11,748
Paychex                               COM     704326107    1,400      43,056                                 43,056
PepsiCo Inc.                          COM     713448108    2,268      42,054                                 42,054
Petsmart Inc                          COM     716768106    3,363     110,795                                110,795
Pfizer                                COM     717081103    2,325      84,305                                 84,305
Pimco Floating Rate Inc Fund          COM     72201H108      439      23,830                                 23,830
PIMCO Floating Rate Strat Fund        COM     72201J104      732      41,354                                 41,354
Pitney Bowes Inc.                     COM     724479100    1,758      40,366                                 40,366
Procter & Gamble                      COM     742718109      255       4,828                                  4,828
Renal Care Group, Inc                 COM     759930100      900      19,525                                 19,525
Respironics                           COM     761230101    1,886      52,222                                 52,222
Rydex S&P Equal Weight ETF        S&P 500 EQ  78355W106      441       2,830                                  2,830
S & P Dpstry Rpts                   SPDR TR   78462F103    1,653      13,872                                 13,872
Charles Schwab & Co.                  COM     808513105      114      10,173                                 10,173
Southern Union Co. New                COM     844030106    2,853     116,216                                116,216
Starbucks Coffee                      COM     855244109    5,523     106,915                                106,915
Stericycle Inc                        COM     858912108    1,299      25,811                                 25,811
Teva Pharmaceutical Industry-ADR      ADR     881624209    2,847      91,426                                 91,426
Texas Instruments                     COM     882508104    3,260     116,126                                116,126
United Parcel Cl B                   CL B     911312106    2,433      35,177                                 35,177
United Health Group Inc.              COM     91324P102    2,556      49,019                                 49,019
Van Kampen Sr Inc Trust               COM     920961109      232      28,685                                 28,685
Varian Medical Systems Inc            COM     92220P105    2,430      65,103                                 65,103
Verizon Communications                COM     92343V104      343       9,935                                  9,935
Wachovia Corp                         COM     929903102      220       4,432                                  4,432
Wrigley Wm Jr                         COM     982526105    1,485      21,577                                 21,577
Wyeth                                 COM     983024100      478      10,744                                 10,744
Zimmer Holdings                       COM     98956P102    2,198      28,855                                 28,855

                                                         131,646   3,041,572                              3,041,572